New York Life Insurance Company

44 South Broadway

White Plains, New York 10601

Tel: (917) 922-1578

E-mail: erica_e_carrig@newyorklife.com

Erica E. Carrig

Associate General Counsel

VIA EDGAR

July 14, 2021

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

Variable Annuity Separate Account – III

Initial Form N-4 Registration Statement under the Securities Act and

File No. 811-08904 Amendment No. 226 under the 1940 Act

Commissioners:

NYLIAC Variable Annuity Separate Account – III (the “Registrant”), a separate account established by NYLIAC, hereby electronically files on Form N-4 the above-captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and Amendment No. 226 to the Registration Statement under the Investment Company Act of 1940 (“1940 Act”).

To facilitate the Commission staff’s review of the Registration Statement, we submit the information below.

1. Registration Statement

The Registrant is filing the Registration Statement for the purpose of registering securities in connection with a new individual deferred variable annuity contract to be issued by NYLIAC: the New York Life Premier Advisory Annuity (the “new Contract”). The new Contract is designed to be used with an investment adviser. In order to purchase the new Contract, the purchaser must be an advisory client of Eagle Strategies LLC (“Eagle”), an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940 and an affiliate of NYLIAC.

The new Contract is substantially similar in all material respects to the New York Life Premier Variable Annuity II contract (the “existing Contract”) described in the currently effective prospectus and statement of additional information included in Registrant’s registration statement (File No. 333-156018), except as discussed below.

As soon as practicable prior to the effective date of the Registration Statement, Registrant will amend the Registration Statement to include:

•	year-end audited financial statements of NYLIAC and the Registrant;

•	any exhibits required by Form N-4 that have not yet been filed; and

•	any disclosure changes made in response to staff comments.

2. Request for Selective Review

We respectfully request selective review of the Registration Statement pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”).

The staff has encouraged registrants to request selective review of their filings pursuant to the Release. See, e.g., SEC Staff Letter to Registrants, dated November 7, 1996, at 6, par. D.1.

The Release states that the staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.” In view of Registrant’s timetable, discussed in 3., below, we would appreciate receiving a prompt communication from the staff regarding the review it will accord the filing.

(a) Similarities to Existing Contract

In support of our request, we respectfully note that the new Contract is substantially similar in all material respects to the existing Contract, except as noted below. Accordingly, we respectfully submit that to the extent the staff has reviewed the existing Contract, it is already familiar with the features of the new Contract.

(b) Primary Differences with Existing Contract

Pursuant to the Release, we note that the primary differences between the new Contract and the existing Contract include the following:

•

no commissions are paid and is only available to purchasers who are advisory clients of Eagle. Eagle and its investment adviser representatives will charge a separate advisory fee for ongoing investment and advisory services in connection with the new Contract and such fee will be covered in a separate agreement between the policyholder and Eagle. Any advisory fees will be paid from the policy’s Accumulation Value;

•	does not have surrender charges;

•	offers only an Accumulation Value-based Base Contract Charge, which has breakpoint pricing depending on the policy’s Accumulation Value;

•	has a minimum premium payment amount of $25,000;

•	does not offer an eDelivery credit;

•	only offers one non-variable account option—the DCA Advantage Account and not the fixed account (or the fixed account’s corresponding interest sweep feature);

•	includes a guaranteed minimum accumulation benefit rider (the “IPR – Advisory”) for an additional cost;

•	has a maximum issue age of 85;

•	does not offer a one-time step up death benefit;

•	does not offer the living needs benefit/unemployment rider; and

•	is not available for 403(b) plan types, and therefore loans are not available.

For ease of review, we will provide a courtesy blackline of the statutory prospectus and the initial summary prospectus for the new Contracts marked against the statutory and initial summary prospectuses for the existing Contract.

3. Timetable for Effectiveness

NYLIAC plans to begin marketing the new Contract on or about February 2022 (the “Launch Date”). Accordingly, the Registrant would appreciate the Commission staff’s efforts in processing the Registration Statement so that it may be declared effective on or before December 15, 2021, to provide enough time to print the prospectuses in advance of the Launch Date.

At the appropriate time, Registrant or its principal underwriter, NYLIFE Distributors LLC, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and NYLIFE Distributors LLC have authorized its counsel to state on their behalf that they are aware of their obligations under the Securities Act.

Please feel free to call me at (917) 922-1578 or e-mail me at erica_e_carrig@newyorklife.com with any questions or comments on the filing.

Sincerely,

/s/ Erica E. Carrig
Erica E. Carrig
Associate General Counsel

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